Exceptional items	12 Months Ended
Jun. 30, 2018
Exceptional items
Exceptional items

6 Exceptional items

	2018 £'000	2017 £'000	2016 £'000
Football League pension scheme deficit (note 30)	(1,917)	—	—
Impairment reversal/(charge)—registrations (note 15)	—	4,753	(6,693)
Compensation paid for loss of office	—	—	(8,442)

	(1,917)	4,753	(15,135)

        The Football League pension scheme deficit reflects the present value of the additional contributions the Group is expected to pay to remedy the revised deficit of the scheme pursuant to the latest triennial actuarial valuation at 31 August 2017.

        A registrations impairment charge amounting to £6,693,000 was originally made in the year ended 30 June 2016 in respect of a player who was no longer considered to be a member of the first team playing squad. This impairment was reversed during the year ended 30 June 2017 as the player was re-established as a member of the first team playing squad. The reversal was calculated to increase the carrying value of the player's registration to the value that would have been recognized had the original impairment not occurred (that is after taking account of normal amortization that would have been charged had no impairment occurred).

        Compensation paid for loss of office relates to amounts payable to former team managers and certain members of the coaching staff.